WARRANT AGREEMENTS (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Warrants
Outstanding, Balance	4,752,107
Outstanding, Balance	5,340,751	4,752,107
Exercisable, Balance	3,804,751	3,101,026
Weighted Average Exercise Price
Outstanding, Balance	$ 2.90
Outstanding, Balance	1.95	$ 2.90
Outstanding, Balance	$ 1.93	$ 3.40
Outstanding Beginning balance	2 years 2 months 30 days	4 years 11 months 23 days
Warrant [Member]
Warrants
Outstanding, Balance	4,752,107	4,392,107
Granted	588,644	1,660,000
Exercised		(1,300,000)
Forfeited/Expired
Outstanding, Balance	5,340,751	4,752,107
Exercisable, Balance	3,804,751	3,101,026
Weighted Average Exercise Price
Outstanding, Balance	$ 2.90	$ 1.97
Granted	1.00	3.08
Exercised		(3.94)
Forfeited/Expired
Outstanding, Balance	1.95	2.90
Outstanding, Balance	$ 1.93	$ 3.40
Outstanding Beginning balance	4 years 11 months 23 days	6 years 2 months 1 day
Granted	3 years 2 months 30 days	2 years 7 months 13 days
Outstanding Ending balance	2 years 8 months 26 days	4 years 11 months 23 days
Exercisable Ending balance	2 years 9 months 3 days	3 years 11 months 4 days